AB GOVERNMENT MONEY MARKET PORTFOLIO (“Government Money Market”)
Class A (Ticker: AEAXX); Class C (Ticker: AECXX);
Advisor Class (Ticker: AEYXX); Class K (Ticker:
AEKXX); Class I (Ticker: AIEXX); Class 1 (Ticker:
AGRXX); Class AB (Ticker: MYMXX); Institutional
Class (Ticker: GMOXX)

AB EMERGING MARKETS MULTI-ASSET PORTFOLIO (“EMMA”)

Class A (Ticker: ABAEX); Class C (Ticker: ABCEX);
Advisor Class (Ticker: ABYEX); Class R (Ticker:
ABREX); Class K (Ticker: ABKEX); Class I (Ticker:
ABIEX); Class Z (Ticker: ABZEX)

AB VALUE FUNDS (“Value Funds”)
- AB Value Fund
Class A (Ticker: ABVAX); Class C (Ticker: ABVCX);
Class R (Ticker: ABVRX); Class K (Ticker: ABVKX);
Class I (Ticker: ABVIX); Advisor Class
(Ticker: ABVYX)

- AB Discovery Value Fund

Class A (Ticker: ABASX); Class C (Ticker: ABCSX);
Class R (Ticker: ABSRX); Class K (Ticker: ABSKX);
Class I (Ticker: ABSIX); Advisor Class (Ticker:
ABYSX); Class Z (Ticker: ABSZX)

- AB Relative Value Fund

Class A (Ticker: CABDX); Class C (Ticker: CBBCX);
Class R (Ticker: CBBRX); Class K (Ticker: CBBKX);
Class I (Ticker: CBBIX); Advisor Class (Ticker: CBBYX);
Class Z (Ticker: CBBZX)

- AB Equity Income Fund

Class A (Ticker: AUIAX); Class C (Ticker: AUICX);
Class R (Ticker: AUIRX); Class K (Ticker: AUIKX);
Class I (Ticker: AUIIX); Advisor Class (Ticker:
AUIYX); Class Z (Ticker: AUIZX)

- AB International Value Fund

Class A (Ticker: ABIAX); Class C (Ticker: ABICX);
Class R (Ticker: AIVRX); Class K (Ticker: AIVKX);
Class I (Ticker: AIVIX); Advisor Class (Ticker: ABIYX)

- AB Core Opportunities Fund

Class A (Ticker: ADGAX); Class C (Ticker: ADGCX);
Class R (Ticker: ADGRX); Class K (Ticker: ADGKX);
Class I (Ticker: ADGIX); Advisor Class (Ticker:
ADGYX); Class Z (Ticker: ADGZX)

AB BOND FUNDS (“Bond Funds”)
- AB Total Return Bond Portfolio

Class A (Ticker: ABQUX); Class C (Ticker: ABQCX);
Advisor Class (Ticker: ABQYX); Class R (Ticker:
ABQRX); Class K (Ticker: ABQKX); Class I
(Ticker: ABQIX); Class Z (Ticker: ABQZX)

- AB High Income Fund, Inc.

Class A (Ticker: AGDAX); Class C (Ticker: AGDCX);
Advisor Class (Ticker: AGDYX); Class R (Ticker:
AGDRX); Class K (Ticker: AGDKX); Class I
(Ticker: AGDIX); Class Z (Ticker: AGDZX)

- AB Global Bond Fund, Inc.

Class A (Ticker: ANAGX); Class C (Ticker: ANACX);
Advisor Class (Ticker: ANAYX); Class R (Ticker:
ANARX); Class K (Ticker: ANAKX); Class I
(Ticker: ANAIX); Class Z (Ticker: ANAZX)

AB INFLATION STRATEGIES (“Inflation Strategies”)
- AB Bond Inflation Strategy

Class A (Ticker: ABNAX); Class C (Ticker: ABNCX);
Class R (Ticker: ABNRX); Class K (Ticker: ABNKX);
Class I (Ticker: ANBIX) Advisor Class
(Ticker: ABNYX); Class 1 (Ticker: ABNOX); Class 2
(Ticker: ABNTX); Class Z (Ticker: ABNZX)

- AB All Market Real Return Portfolio

Class A (Ticker: AMTAX); Class C (Ticker: ACMTX);
Class R (Ticker: AMTRX); Class K (Ticker: AMTKX);
Class I (Ticker: AMTIX); Advisor Class
(Ticker: AMTYX); Class 1 (Ticker: AMTOX); Class 2
(Ticker: AMTTX); Class Z (Ticker: AMTZX)

AB EQUITY FUNDS (“Equity Funds”)

- AB Growth Fund

Class A (Ticker: AGRFX); Class C (Ticker: AGRCX);
Class R (Ticker: AGFRX); Class K (Ticker: AGFKX);
Class I (Ticker: AGFIX); Advisor Class
(Ticker: AGRYX)

- AB Concentrated Growth Fund

Class A (Ticker: WPASX); Class C (Ticker: WPCSX);
Class R (Ticker: WPRSX); Class K (Ticker: WPSKX);
Class I (Ticker: WPSIX); Advisor Class
(Ticker: WPSGX); Class Z (Ticker: WPSZX)

- AB Global Risk Allocation Fund

Class A (Ticker: CABNX); Class C (Ticker: CBACX);
Class R (Ticker: CBSRX); Class K (Ticker: CBSKX);
Class I (Ticker: CABIX); Advisor Class
(Ticker: CBSYX)

THE AB PORTFOLIOS (“Wealth Strategies”)
- AB Wealth Appreciation Strategy

Class A (Ticker: AWAAX); Class C (Ticker: AWACX);
Class R (Ticker: AWARX); Class K (Ticker: AWAKX);
Advisor Class (Ticker: AWAYX)

- AB All Market Total Return Portfolio

Class A (Ticker: ABWAX); Class C (Ticker: ABWCX);
Class R (Ticker: ABWRX); Class K (Ticker: ABWKX);
Class I (Ticker: ABWIX); Advisor Class
(Ticker: ABWYX)

- AB Sustainable Thematic Balanced Portfolio

Class A (Ticker: ABPAX); Class C (Ticker: ABPCX);
Class R (Ticker: APPRX); Class K (Ticker: APWKX);
Class I (Ticker: APWIX; Advisor Class (Ticker:
ABPYX); Class Z (Ticker: ABPZX)

- AB Discovery Growth Fund

Class A (Ticker: CHCLX); Class C (Ticker: CHCCX);
Class R (Ticker: CHCRX); Class K (Ticker: CHCKX);
Class I (Ticker: CHCIX); Advisor Class
(Ticker: CHCYX); Class Z (Ticker: CHCZX)

- AB Select US Equity Portfolio

Class A (Ticker: AUUAX); Class C (Ticker: AUUCX);
Advisor Class (Ticker: AUUYX); Class R
(Ticker: AUURX); Class K (Ticker: AUUKX); Class I
(Ticker: AUUIX)

- AB Select US Long/Short Portfolio

Class A (Ticker: ASLAX); Class C (Ticker: ASCLX);
Advisor Class (Ticker: ASYLX); Class R
(Ticker: ASRLX); Class K (Ticker: ASLKX); Class I
(Ticker: ASILX)

- AB Sustainable Global Thematic Fund

Class A (Ticker: ALTFX); Class C (Ticker: ATECX);
Class R (Ticker: ATERX); Class K (Ticker: ATEKX);
Class I (Ticker: AGTIX); Advisor Class
(Ticker: ATEYX); Class Z (Ticker: ATEZX)

- AB Sustainable International Thematic Fund

Class A (Ticker: AWPAX); Class C (Ticker: AWPCX);
Class R (Ticker: AWPRX); Class K (Ticker: AWPKX);
Class I (Ticker: AWPIX); Advisor Class
(Ticker: AWPYX); Class Z (Ticker: AWPZX)

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated November 3, 2023 to the following Prospectuses and Summary Prospectuses, as amended, each offering Class K and Class R shares, as applicable, of the Funds:

Prospectus	Date
Government Money Market	August 31, 2023, as revised September 1, 2023
Bond Funds	January 31, 2023
EMMA	July 28, 2023
Value Funds	February 28, 2023
Wealth Strategies	December 30, 2022
Inflation Strategies	January 31, 2023
Equity Funds	October 31, 2023

* * * * *

At meetings held on October 31-November 2, 2023, the Boards of Directors and Trustees of the Funds approved for each of their respective Funds: (i) the discontinuance of the offering of Class K and Class R shares of the Fund (as applicable) to investors; (ii) the liquidation of the assets of the Fund corresponding to such classes; (iii) the making of a final liquidating distribution to the remaining shareholders of each such class; and (iv) the redemption of all outstanding shares of each such class in the liquidating distribution or immediately thereafter.

2

The Funds have suspended sales of Class K and Class R shares to new investors effective November 3, 2023. The Funds expect to make liquidating distributions to shareholders based on net asset value no later than nine months from the date of the approval of the Boards of Directors and Trustees.

* * * * *

This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

__________________

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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